Other income and expenses	6 Months Ended
Jun. 30, 2022
Other Income And Expenses
Other income and expenses

6.	Other income and expenses

	Jan-Jun/2022	Jan-Jun/2021	Apr-Jun/2022	Apr-Jun/2021
Unscheduled stoppages and pre-operating expenses	(889)	(651)	(513)	(351)
Gains (losses) with legal, administrative and arbitration proceedings	(557)	(275)	(298)	(326)
Pension and medical benefits - retirees	(491)	(439)	(253)	(221)
Performance award program	(247)	(195)	(129)	(101)
Losses with commodities derivatives	(222)	(42)	(169)	(19)
Profit sharing	(65)	(58)	(34)	(30)
Losses on decommissioning of returned/abandoned areas	(27)	(7)	(3)	(1)
Equalization of expenses - Production Individualization Agreements	(9)	(52)	(37)	(9)
Amounts recovered from Lava Jato investigation (**)	12	196	-	55
Recovery of taxes (*)	41	506	24	485
Fines imposed on suppliers	116	77	48	48
Reimbursements from E&P partnership operations	154	291	127	191
Early termination and changes to cash flow estimates of leases	401	226	176	157
Results on disposal/write-offs of assets and on remeasurement of investment retained with loss of control	846	104	370	56
Results from co-participation agreements in bid areas (***)	2,872	-	2,872	-
Reclassification of comprehensive income (loss) due to the disposal of equity-accounted investments	-	(33)	-	-
Others	(68)	(41)	8	(43)
Total	1,867	(393)	2,189	(109)
(*)	In the three and six-month periods ended June 30, 2021, it Includes the effects of the exclusion of ICMS (VAT tax) from the basis of calculation of sales taxes PIS and COFINS, except for the effects of inflation indexation.
(**)	The total amount recovered from Lava Jato Investigation through December 31, 2021 was US$ 1,522, recognized through collaboration and leniency agreements entered into with individuals and legal entities.
(***)	It refers to the gain related to the Co-participation Agreement of Atapu and Sépia (see note 16.2).